LOGO

                                                     TREASURY OBLIGATIONS
                                                        MONEY MARKET FUND

                                    BOND FUND

                                   STOCK FUND

                                   INCOME FUND

                                   SEMI-ANNUAL
                                     REPORT
                                                         OCTOBER 31, 1997

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the SouthTrust Vulcan Funds for the six-month period ended October 31, 1997. This report begins with a discussion by fund portfolio managers about the economy, the financial markets, and fund strategies over the reporting period. Next, you'll find a complete list of investments and financial statements for the funds.

The following highlights summarize the performance of each SouthTrust Vulcan fund over the six-month reporting period.

SOUTHTRUST VULCAN TREASURY OBLIGATIONS MONEY MARKET FUND
This portfolio of U.S. Treasury money market securities paid a total of $0.03 per share in dividends over the reporting period. Total net assets in the fund reached $479 million at the end of the reporting period.*

SOUTHTRUST VULCAN INCOME FUND
This fund's diversified portfolio of income-producing investments paid dividends totaling $0.28 per share. In an improved bond market environment, the fund's net asset value increased from $9.68 on the first day of the reporting period to $9.83 on the last day of the reporting period. Through dividends and net asset value increase, the fund achieved a total return of 4.52% (0.87% adjusted for the fund's sales charge).** Total net assets in the fund reached $40 million at the end of the reporting period.

SOUTHTRUST VULCAN BOND FUND
This fund's diversified portfolio of corporate and government bonds paid dividends totaling $0.30 per share. Amid an improved bond market environment, the fund's net asset value rose from $9.95 to $10.38. As a result, the fund produced a strong total return of 7.41% (3.66% adjusted for the fund's sales charge).** Total net assets in the fund surpassed the $100 million milestone at the end of the reporting period.

SOUTHTRUST VULCAN STOCK FUND
Amid a continued strong yet highly volatile stock market environment, the fund's diversified portfolio of high-quality stocks delivered a total return of 13.29% (8.22% adjusted for the fund's sales charge) during the six-month reporting period.** Contributing to the total return was $0.08 in income and a $15.81 to $17.83 increase in net asset value. Total net assets continued to grow, reaching $327 million at the end of the reporting period.

Thank you for putting your money to work in one or more key financial markets through the SouthTrust Vulcan Funds. We look forward to keeping you up-to-date on your progress.

Sincerely,

LOGO
Edward C. Gonzales
President
December 15, 1997

 * Although money market funds seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

We are proud to report that all of your SouthTrust Vulcan Funds provided competitive returns during the previous six month and one-year reporting periods ended October 31, 1997. The SouthTrust Vulcan Stock Fund provided a total return of 13.3% over the past six months and 27.1% over the past year. Our high quality short-term taxable bond fund, the SouthTrust Vulcan Income Fund, provided returns of 4.52% and 5.83% over the past six and 12 month periods, respectively. Our longer-maturity high quality taxable bond fund, the SouthTrust Vulcan Bond Fund, provided returns of 7.41% and 8.64% over the six and 12 month periods, respectively*+. Finally, our U.S. Treasury money market fund, the SouthTrust Vulcan Treasury Obligations Money Market Fund, provided a yield of 5.03% over the past year.**

We are experiencing what is arguably the greatest bull market of all time. Fifteen year returns from stocks are easily the highest ever experienced. The economic environment is ideal and gives no indication of changing anytime soon. The term "new paradigm" or "paradigm shift" has become common in describing the current cycle. The wealth of investment information available to the public through television, periodicals, and the internet is unparalleled in history. Access to top managers through mutual funds has never been easier. New types of IRAs and the proliferation of 401(k)s have created a constant flow of money into the market. The strong flow of money, which has mainly gone into stocks, has repeatedly set all-time records. Unfortunately, many of the records raise questions about the sustainability of the powerful returns of recent years. Most stock market valuation measures, such as price-to-sales, price-to-cash flow, and dividend yields, have met or exceeded all-time record levels. This comes at a time when corporate profit margins are at record levels and profit margins are under pressure in many businesses. While it is contrary to the current euphoria, we have become increasingly cautious about risks in the stock market. At the same time, we believe fundamentals favor bonds over stocks, especially for those interested in an investment that should have much lower volatility than stocks. This said, we do not believe any investor should try to time the market. A diversified, balanced portfolio targeting an asset allocation designed to meet an individual's goals and objectives is always the prudent course of action. Interestingly, the fact that we have had success finding attractively valued stocks for your Vulcan Stock Fund probably supports our view that market outlooks should not be allowed to drive an investment portfolio. Our positive outlook for bonds, if correct, should also work against our caution and help boost stock prices.

 * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 + The Stock Fund's six-month and one year annualized total returns, adjusted for the fund's sales charge, were 8.22% and 21.35%, respectively. The five-year and since inception (May 8, 1992) annualized total returns for the Stock Fund were 15.99% (14.93% adjusted for the fund's sales charge) and 15.23% (14.27% adjusted for the fund's sales charge), respectively. The Income Fund's six-month and one year annualized total returns, adjusted for the fund's sales charge, were 0.87% and 2.10%, respectively. The fund's annualized total return since inception (January 10, 1996) was 4.67% (2.65% adjusted for the fund's sales charge). The Bond Fund's six-month and one year annualized total returns, adjusted for the fund's sales charge, were 3.66% and 4.82%, respectively. The five-year and since inception (May 8, 1992) annualized total returns for the Bond Fund were 6.58% (5.82% adjusted for the fund's sales charge) and 7.13% (6.44% adjusted for the fund's sales charge), respectively.

** 5.06% was the seven-day net yield as of October 31, 1997. Performance quoted represents past performance and is not indicative of future results. Yield will vary.

--------------------------------------------------------------------------------

Given the benefit of perfect hindsight, it is easy to understand why 1997 has so far turned out to be such a great year for stocks and a respectable one for bonds. At the beginning of the year, the consensus forecast of top economists called for real Gross Domestic Product growth of 2.2% in 1997. The "Blue Chip Economic Indicators" forecast now expects the U.S. economy to expand at a 3.6% rate during 1997, a growth rate 60% stronger than the original estimate. Meanwhile, strong economic growth is often thought to portend higher inflation, yet the same group of economists that forecast 2.9% inflation at the beginning of the year, now calls for 2.4% inflation this year. Even the current 2.4% forecast is above the 2.2% inflation rate of the past 12 months. There is no question that strong economic growth with low inflation has created an ideal environment for investors. Further, we believe there is nothing to indicate that this environment should change anytime soon.

ECONOMIC PERSPECTIVE

The U.S. economy has three principal drivers: government spending, business spending, and consumer spending. With Washington under pressure to come to grips with the budget deficit, government spending has not been a factor driving economic growth. The economic expansion is already over six years old, which is considerably longer than the average economic cycle, and growth in business spending peaked some time ago. Although growth in business spending has slowed, investments in technology have kept the absolute number strong. But, the real driver to the economy has been the consumer. Solid gains in personal income, low unemployment, and significant wealth creation from the long bull market in stocks have resulted in record high consumer confidence and much stronger-than-expected consumer spending. The real surprise has been that the much anticipated increase in personal savings due to the aging baby boomers has yet to occur. Saving rates are currently running at the lowest level in a decade.

Given the stronger-than-expected economy this year, one has to question why we have not seen inflationary pressures develop. Perhaps the best explanation can be found in the recent problems in Southeast Asia. There appears to be an excess supply of raw materials and manufacturing capacity globally, which has made it very difficult to raise prices in most industries. Despite the absence of pricing flexibility, corporations in many industries have been able to keep earnings growth high with improved productivity and financial reengineering/restructuring. Thus, we have had low inflation and strong earnings growth, which has created an ideal environment for stocks.

The challenge for investors is to figure out what happens next. Intuitively, the economy should slow. The real driving force behind economic growth is the consumer who by most comparisons looks to be financially leveraged with high debt and low liquidity. However, given the current ideal economic environment, it is premature to anticipate that the expected slowdown would deteriorate into a recession. Inflation will continue to be the primary focus, as it is a key determinant of bond prices and also plays an important role in determining what valuation investors are willing to pay for stocks. While inflation concerns have been highlighted by the Federal Reserve Board numerous times, it is difficult to find any hard evidence that suggests it is becoming a real problem. In fact, the recent difficulties in Southeast Asia should have two impacts on our economy. First, the slowdown in growth, which is also occurring in Latin America, should put further pressure on our economy to slow. Second,

--------------------------------------------------------------------------------

their problems raise the issue of global deflation. While deflation is not likely in our economy, global deflationary pressures should help keep our inflation rate low.

FIXED INCOME MARKET

Academic studies have shown that bonds try to anticipate inflation one year out. The expected direction of inflation also helps set the premium return over inflation (real interest rate) that investors demand from their bond holdings. Investment returns from bonds will in the end be driven by supply and demand. Currently, the demand for bonds has been far overshadowed by the strong returns attracting investors to the stock market. This has resulted in individual investors having bond exposure well below the norms of recent years and institutions having their lowest exposure to bonds ever. Bonds appear both underowned and attractively valued. The real interest rate on long maturity U.S. Treasury bonds is currently about 4% above inflation, a level that looks especially attractive if inflation is not a concern. Economists are presently forecasting 2.6% inflation in 1998. Inflation below that level would likely result in solid total returns from bonds. If problems arise in the stock market that unnerve investors, money flows could be redirected toward the bond market. These factors create what we believe is a very favorable environment for bond investors.

STOCK MARKET

While it can be debated whether the current bull market started in 1974, 1982, or 1990, there is no question that it is one of the longest and strongest bull markets in history. By most measures, market valuations are at record levels. Stock ownership by individuals is at the highest level in almost 30 years, and institutional stock ownership is the highest ever. The consistent, strong returns of recent years have in many cases fueled unrealistic return expectations by individuals that defy any kind of historical analysis.

Our view of the stock market is fairly simple. It is unlikely the bull market is over. We believe that stocks, over the long term, will continue to offer higher returns than bonds. However, we appear to be in the late stages of a very long and powerful bull market, where volatility has increased dramatically and is likely to remain high. We also think the high exposure to stocks, high valuations, and high expectations make stocks very risky. Thus, we believe that it is particularly important for investors to be prudent in holding diversified portfolios of bonds and stocks. Studies show that asset allocation is the single most important decision an investor has to make. Over 90% of an investors' return has been attributed to the asset allocation decision.* This may prove very important in the current environment where a prudent allocation to bonds could go a long way toward reducing an investors' risk when, not if, we experience the next bear market.

Given our caution, it is somewhat surprising that we are not having trouble finding attractive opportunities to keep your Vulcan Stock Fund fully invested. Our style, as always, focuses on owning a portfolio that on average is made up of above-average companies selling at below-average valuations.

---------------

* Source: Ibbotson

--------------------------------------------------------------------------------

In the current environment, we are finding a number of companies we consider to be well above-average in management, financial strength, and growth potential selling at market or below market valuations. We are also finding a number of companies with improving fundamentals and strong growth potential selling at well below market multiples. While market volatility does greatly increase risk, it also offers opportunities to investors who can sort out stocks unfairly penalized by a market that is very unforgiving in short-term pressures on individual stocks. With a diligent focus on the market and our consistent search for opportunities, we look forward to serving you over the next year.

Thank you for your continued vote of confidence.

TREASURY OBLIGATIONS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                              VALUE
------------    -----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--44.4%
---------------------------------------------------------------------------------
                U.S. TREASURY BILLS--29.8%
                -----------------------------------------------------------------
$ 20,000,000    1/8/1998                                                            $ 19,813,567
                -----------------------------------------------------------------
  20,000,000    1/22/1998                                                             19,770,222
                -----------------------------------------------------------------
  20,000,000    2/12/1998                                                             19,713,030
                -----------------------------------------------------------------
  15,000,000    3/5/1998                                                              14,738,308
                -----------------------------------------------------------------
  25,000,000    3/12/1998                                                             24,541,955
                -----------------------------------------------------------------
  20,000,000    3/19/1998                                                             19,612,450
                -----------------------------------------------------------------
  25,000,000    4/9/1998                                                              24,444,052
                -----------------------------------------------------------------   ------------
                Total                                                                142,633,584
                -----------------------------------------------------------------   ------------
                U.S. TREASURY NOTES--14.6%
                -----------------------------------------------------------------
  10,000,000    5.250%, 12/31/1997                                                     9,999,692
                -----------------------------------------------------------------
  25,000,000    7.875%, 1/15/1998                                                     25,119,042
                -----------------------------------------------------------------
  15,000,000    6.125%, 3/31/1998                                                     15,035,705
                -----------------------------------------------------------------
  20,000,000    5.875%, 4/30/1998                                                     20,036,090
                -----------------------------------------------------------------   ------------
                Total                                                                 70,190,529
                -----------------------------------------------------------------   ------------
                TOTAL U.S. TREASURY OBLIGATIONS                                      212,824,113
                -----------------------------------------------------------------   ------------

TREASURY OBLIGATIONS MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                              VALUE
------------    -----------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENTS--55.8%
---------------------------------------------------------------------------------
$105,000,000    Barclays de Zoete Wedd Securities, Inc., 5.650%, dated
                10/31/1997, due 11/3/1997                                           $105,000,000
                -----------------------------------------------------------------
  23,000,000    Donaldson, Lufkin and Jenrette Securities Corp., 5.630%, dated
                10/31/1997, due 11/3/1997                                             23,000,000
                -----------------------------------------------------------------
  80,000,000    Dresdner Securities (USA), Inc., 5.650%, dated 10/31/1997, due
                11/3/1997                                                             80,000,000
                -----------------------------------------------------------------
  45,000,000    Lehman Brothers, Inc., 5.630%, dated 10/31/1997, due 11/3/1997        45,000,000
                -----------------------------------------------------------------
  14,573,000    Morgan Stanley Group, Inc., 5.530%, dated 10/31/1997, due
                11/3/1997                                                             14,573,000
                -----------------------------------------------------------------   ------------
                TOTAL REPURCHASE AGREEMENTS                                          267,573,000
                -----------------------------------------------------------------   ------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                            $480,397,113
                -----------------------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($479,557,107) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

STOCK FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--95.7%
-----------------------------------------------------------------------------------
                  CAPITAL GOODS--8.9%
                  -----------------------------------------------------------------
    57,500        Fluor Corp.                                                         $  2,364,687
                  -----------------------------------------------------------------
    83,800        General Electric Co.                                                   5,410,338
                  -----------------------------------------------------------------
    82,000        Honeywell, Inc.                                                        5,581,125
                  -----------------------------------------------------------------
   165,400    (a) Jacobs Engineering Group, Inc.                                         4,465,800
                  -----------------------------------------------------------------
   144,800    (a) Litton Industries, Inc.                                                7,348,600
                  -----------------------------------------------------------------
    79,100        Rockwell International Corp.                                           3,875,900
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        29,046,450
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                  CONSUMER DURABLES--1.5%
                  -----------------------------------------------------------------
    77,000        Goodyear Tire & Rubber Co.                                             4,822,125
                                                                                      ------------
                  -----------------------------------------------------------------
                  CONSUMER NON-DURABLES--8.7%
                  -----------------------------------------------------------------
   177,650        Hanson PLC, ADR                                                        4,530,075
                  -----------------------------------------------------------------
   177,000        PepsiCo, Inc.                                                          6,515,813
                  -----------------------------------------------------------------
   161,200        Philip Morris Cos., Inc.                                               6,387,550
                  -----------------------------------------------------------------
   139,700        Sara Lee Corp.                                                         7,142,163
                  -----------------------------------------------------------------
   127,600        UST, Inc.                                                              3,820,025
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        28,395,626
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                  CONSUMER SERVICES--1.0%
                  -----------------------------------------------------------------
   110,000        Hilton Hotels Corp.                                                    3,389,375
                                                                                      ------------
                  -----------------------------------------------------------------
                  ENERGY--6.8%
                  -----------------------------------------------------------------
    51,900        Amoco Corp.                                                            4,758,581
                  -----------------------------------------------------------------
   128,100        Coastal Corp                                                           7,702,012
                  -----------------------------------------------------------------
    64,000        Mobil Corp.                                                            4,660,000
                  -----------------------------------------------------------------
   145,000        USX -- Marathon Group                                                  5,183,750
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        22,304,343
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------

STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  FINANCE--16.0%
                  -----------------------------------------------------------------
    33,500        Aetna Services, Inc.                                                $  2,380,594
                  -----------------------------------------------------------------
    92,200        Bank of New York Co., Inc.                                             4,339,162
                  -----------------------------------------------------------------
    46,000        Chase Manhattan Corp.                                                  5,307,250
                  -----------------------------------------------------------------
    79,600        Chubb Corp.                                                            5,273,500
                  -----------------------------------------------------------------
   165,000        Federal National Mortgage Association                                  7,992,187
                  -----------------------------------------------------------------
   105,000        KeyCorp                                                                6,424,688
                  -----------------------------------------------------------------
   124,900        NationsBank Corp.                                                      7,478,388
                  -----------------------------------------------------------------
   148,250        Old Republic International Corp.                                       5,299,938
                  -----------------------------------------------------------------
    96,000        Reliastar Financial Corp.                                              3,588,000
                  -----------------------------------------------------------------
   116,250        SunAmerica, Inc.                                                       4,177,734
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        52,261,441
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                  HEALTH CARE--12.1%
                  -----------------------------------------------------------------
    84,000        Bristol-Myers Squibb Co.                                               7,371,000
                  -----------------------------------------------------------------
    70,000        Johnson & Johnson                                                      4,016,250
                  -----------------------------------------------------------------
   244,000    (a) MedPartners, Inc.                                                      6,206,750
                  -----------------------------------------------------------------
    96,000        Merck & Co., Inc.                                                      8,568,000
                  -----------------------------------------------------------------
    56,226    (a) PacifiCare Health Systems, Inc., Class B                               3,640,634
                  -----------------------------------------------------------------
    58,800        Pfizer, Inc.                                                           4,160,100
                  -----------------------------------------------------------------
   186,240    (a) Tenet Healthcare Corp.                                                 5,691,960
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        39,654,694
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                  PRODUCER MANUFACTURING--2.9%
                  -----------------------------------------------------------------
   105,000        Crown Cork & Seal Co., Inc.                                            4,731,562
                  -----------------------------------------------------------------
   290,000        Dial Corp.                                                             4,893,750
                  -----------------------------------------------------------------
                                                                                         9,625,312
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                  RAW MATERIALS--6.1%
                  -----------------------------------------------------------------
   105,600        International Paper Co.                                                4,752,000
                  -----------------------------------------------------------------
   181,042        Millennium Chemicals, Inc.                                             4,254,487
                  -----------------------------------------------------------------

STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  RAW MATERIALS--CONTINUED
                  -----------------------------------------------------------------
   102,400        Praxair, Inc.                                                       $  4,460,800
                  -----------------------------------------------------------------
    38,000        Union Camp Corp.                                                       2,059,125
                  -----------------------------------------------------------------
   145,200    (a) Wolverine Tube, Inc.                                                   4,501,200
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        20,027,612
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                  RETAIL--7.7%
                  -----------------------------------------------------------------
   117,000        Home Depot, Inc.                                                       6,508,125
                  -----------------------------------------------------------------
   419,000    (a) Office Depot, Inc.                                                     8,641,875
                  -----------------------------------------------------------------
   173,000    (a) U.S. Office Products Co.                                               5,406,250
                  -----------------------------------------------------------------
   130,000        Wal-Mart Stores, Inc.                                                  4,566,250
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        25,122,500
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                  TECHNOLOGY--14.0%
                  -----------------------------------------------------------------
   200,000        First Data Corp, Class                                                 5,787,812
                  -----------------------------------------------------------------
   143,100        Harris Corp.                                                           6,253,852
                  -----------------------------------------------------------------
    99,600        Hewlett-Packard Co.                                                    6,144,075
                  -----------------------------------------------------------------
    71,400        Intel Corp.                                                            5,497,800
                  -----------------------------------------------------------------
    87,000        International Business Machines Corp.                                  8,531,438
                  -----------------------------------------------------------------
    82,500        Motorola, Inc.                                                         5,094,375
                  -----------------------------------------------------------------
   157,200    (a) Seagate Technology, Inc.                                               4,264,050
                  -----------------------------------------------------------------
   121,600    (a) Sun Microsystems, Inc.                                                 4,164,800
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        45,738,202
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                  TELECOMMUNICATIONS SERVICES--6.5%
                  -----------------------------------------------------------------
    75,000        Ameritech Corp.                                                        4,875,000
                  -----------------------------------------------------------------
    73,500        Bell Atlantic Corp.                                                    5,870,812
                  -----------------------------------------------------------------
   173,000        GTE Corp.                                                              7,341,687
                  -----------------------------------------------------------------
    59,800        Sprint Corp.                                                           3,109,600
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        21,197,099
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------

STOCK FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  UTILITIES--3.5%
                  -----------------------------------------------------------------
   111,200        Entergy Corp.                                                       $  2,717,450
                  -----------------------------------------------------------------
    89,600        GPU, Inc.                                                              3,242,400
                  -----------------------------------------------------------------
   102,600        Houston Industries, Inc.                                               2,231,550
                  -----------------------------------------------------------------
   156,100        Westcoast Energy, Inc.                                                 3,200,050
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                        11,391,450
                  Total
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                       312,976,229
                  TOTAL COMMON STOCKS (IDENTIFIED COST $242,119,174)
                                                                                      ------------
                  -----------------------------------------------------------------
MUTUAL FUNDS--4.0%
-----------------------------------------------------------------------------------
12,990,643        AIM Short-Term Investment Co. Prime Portfolio (AT NET ASSET           12,990,643
                  VALUE)
                                                                                      ------------
                  -----------------------------------------------------------------
(B)REPURCHASE AGREEMENT--1.5%
-----------------------------------------------------------------------------------
$5,000,000        Morgan Stanley Group, Inc., 5.56%, dated 10/31/1997, due               5,000,000
                  11/5/1997 (AT AMORTIZED COST)
                                                                                      ------------
                  -----------------------------------------------------------------
                                                                                      $330,966,872
                  TOTAL INVESTMENTS (IDENTIFIED COST $260,109,817)(C)
                                                                                      ------------
                  -----------------------------------------------------------------

(a) Non-income producing securities.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $260,109,817. The net unrealized appreciation of investments on a federal tax basis amounts to $70,857,055, which is comprised of $76,776,761 appreciation and $5,919,706 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($327,096,140) at October 31, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depositary Receipt
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    --------------------------------------------------------------------   -----------
LONG-TERM INVESTMENTS--97.3%
----------------------------------------------------------------------------------
CORPORATE BONDS--22.6%
----------------------------------------------------------------------------------
              COMMERCIAL SERVICES--2.0%
              --------------------------------------------------------------------
$2,000,000    Equifax, Inc., Sr. Note, 6.50%, 6/15/2003                              $ 1,996,844
              --------------------------------------------------------------------   -----------
              CONSUMER NON-DURABLES--2.5%
              --------------------------------------------------------------------
 1,500,000    Philip Morris Cos., Inc., Unsecd. Note, 7.125%, 10/1/2004                1,536,003
              --------------------------------------------------------------------
 1,000,000    Philip Morris Cos., Inc., Unsecd. Note, 7.125%, 12/1/1999                1,017,356
              --------------------------------------------------------------------   -----------
              Total                                                                    2,553,359
              --------------------------------------------------------------------   -----------
              FINANCE--9.9%
              --------------------------------------------------------------------
 2,000,000    BB&T Corp., Sub. Note, 7.25%, 6/15/2007                                  2,095,672
              --------------------------------------------------------------------
 2,500,000    Bank of New York Co., Inc., Sub. Note, 8.50%, 12/15/2004                 2,789,880
              --------------------------------------------------------------------
 2,500,000    Ford Motor Credit Corp., Unsecd. Note, 7.75%, 10/1/1999                  2,580,535
              --------------------------------------------------------------------
 2,500,000    Standard Credit Card Master Trust 1991-6, Class A, 7.875%, 1/7/2000      2,552,200
              --------------------------------------------------------------------   -----------
              Total                                                                   10,018,287
              --------------------------------------------------------------------   -----------
              TRANSPORTATION--1.1%
              --------------------------------------------------------------------
 1,000,000    Norfolk Southern Corp., Equip. Trust, Series C, 7.75%, 8/15/2006         1,095,870
              --------------------------------------------------------------------   -----------
              UTILITIES--7.1%
              --------------------------------------------------------------------
 2,000,000    Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007              2,025,644
              --------------------------------------------------------------------
 2,000,000    National Rural Utilities Cooperative Finance Corp., Sr. Note, 6.75%,
              9/1/2001                                                                 2,044,454
              --------------------------------------------------------------------
 1,000,000    New England Telephone & Telegraph, Unsecd. Note, 6.25%, 12/15/1997       1,000,596
              --------------------------------------------------------------------
 2,000,000    Wisconsin Electric Power Co., Deb., 6.625%, 11/15/2006                   2,036,750
              --------------------------------------------------------------------   -----------
              Total                                                                    7,107,444
              --------------------------------------------------------------------   -----------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $28,552,854)                     22,771,804
              --------------------------------------------------------------------   -----------

BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    --------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--12.2%
----------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP.--6.6%
              --------------------------------------------------------------------
$3,500,000    6.52%, 1/2/2002                                                        $ 3,580,335
              --------------------------------------------------------------------
 1,641,797    8.00%, 1/1/2007                                                          1,701,871
              --------------------------------------------------------------------
 1,308,662    9.50%, 2/15/2020                                                         1,403,819
              --------------------------------------------------------------------   -----------
              Total                                                                    6,686,025
              --------------------------------------------------------------------   -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.6%
              --------------------------------------------------------------------
 2,085,000    7.35%, 3/22/2006                                                         2,121,154
              --------------------------------------------------------------------
 2,000,000    8.50%, 2/1/2005                                                          2,093,688
              --------------------------------------------------------------------
 1,331,125    10.00%, 1/1/2020                                                         1,448,431
              --------------------------------------------------------------------   -----------
              Total                                                                    5,663,273
              --------------------------------------------------------------------   -----------
              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,255,950)                  12,349,298
              --------------------------------------------------------------------   -----------
U.S. TREASURY--62.5%
----------------------------------------------------------------------------------
              U.S. TREASURY BONDS--30.1%
              --------------------------------------------------------------------
 6,250,000    6.25%, 8/15/2023                                                         6,267,581
              --------------------------------------------------------------------
 5,000,000    6.50%, 11/15/2026                                                        5,210,940
              --------------------------------------------------------------------
   500,000    6.875%, 8/15/2025                                                          543,281
              --------------------------------------------------------------------
 1,125,000    7.25%, 5/15/2004                                                         1,210,782
              --------------------------------------------------------------------
 4,000,000    7.25%, 5/15/2016                                                         4,465,004
              --------------------------------------------------------------------
 5,000,000    7.25%, 8/15/2022                                                         5,632,815
              --------------------------------------------------------------------
 4,000,000    7.50%, 11/15/2016                                                        4,573,752
              --------------------------------------------------------------------
 1,000,000    7.875%, 2/15/2021                                                        1,199,688
              --------------------------------------------------------------------
 1,000,000    8.00%, 11/15/2021                                                        1,217,188
              --------------------------------------------------------------------   -----------
              Total                                                                   30,321,031
              --------------------------------------------------------------------   -----------
              U.S. TREASURY NOTES--32.4%
              --------------------------------------------------------------------
 2,000,000    5.875%, 7/31/1999                                                        2,007,502
              --------------------------------------------------------------------
 4,250,000    6.00%, 8/15/1999                                                         4,276,567
              --------------------------------------------------------------------
 2,000,000    6.125%, 9/30/2000                                                        2,022,502
              --------------------------------------------------------------------
 3,000,000    6.25%, 10/31/2001                                                        3,054,378
              --------------------------------------------------------------------

BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    --------------------------------------------------------------------   -----------
U.S. TREASURY--CONTINUED
----------------------------------------------------------------------------------
              U.S. TREASURY NOTES--CONTINUED
              --------------------------------------------------------------------
$2,000,000    6.25%, 2/15/2003                                                       $ 2,042,502
              --------------------------------------------------------------------
 2,000,000    6.25%, 6/30/2002                                                         2,039,376
              --------------------------------------------------------------------
 2,750,000    6.375%, 3/31/2001                                                        2,804,142
              --------------------------------------------------------------------
 3,000,000    6.50%, 5/15/2005                                                         3,111,564
              --------------------------------------------------------------------
 1,500,000    6.50%, 8/15/2005                                                         1,555,782
              --------------------------------------------------------------------
 3,000,000    6.625%, 5/15/2007                                                        3,160,314
              --------------------------------------------------------------------
 1,000,000    6.75%, 6/30/1999                                                         1,017,813
              --------------------------------------------------------------------
 1,000,000    7.00%, 4/15/1999                                                         1,019,063
              --------------------------------------------------------------------
 1,000,000    7.125%, 10/15/1998                                                       1,014,688
              --------------------------------------------------------------------
 1,125,000    7.25%, 8/15/2004                                                         1,212,540
              --------------------------------------------------------------------
 1,125,000    7.50%, 2/15/2005                                                         1,231,876
              --------------------------------------------------------------------
 1,000,000    8.00%, 5/15/2001                                                         1,071,876
              --------------------------------------------------------------------   -----------
              Total                                                                   32,642,485
              --------------------------------------------------------------------   -----------
              TOTAL U.S. TREASURY (IDENTIFIED COST $60,582,701)                       62,963,516
              --------------------------------------------------------------------   -----------
              TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST $94,391,505)               98,084,618
              --------------------------------------------------------------------   -----------
SHORT-TERM INVESTMENT--0.9%
----------------------------------------------------------------------------------
              MUTUAL FUNDS--0.9%
              --------------------------------------------------------------------
   884,763    AIM Short-Term Investment Co. Prime Portfolio (at net asset value)         884,763
              --------------------------------------------------------------------   -----------
              TOTAL INVESTMENTS (IDENTIFIED COST $95,276,268)(A)                     $98,969,381
              --------------------------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $95,276,268. The net unrealized appreciation of investments on a federal tax basis amounts to $3,693,113 which is comprised of $3,728,429 appreciation and $35,316 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($100,765,569) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    --------------------------------------------------------------------   -----------
CORPORATE BONDS--19.2%
----------------------------------------------------------------------------------
              BANKING--2.5%
              --------------------------------------------------------------------
$1,000,000    NationsBank Corp., Sr. Note, 5.125%, 9/15/1998                         $   993,288
              --------------------------------------------------------------------   -----------
              CONSUMER NON-DURABLES--3.9%
              --------------------------------------------------------------------
   500,000    Procter & Gamble Co., Deb., 8.70%, 8/1/2001                                543,519
              --------------------------------------------------------------------
 1,000,000    Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002                        1,043,384
              --------------------------------------------------------------------   -----------
              Total                                                                    1,586,903
              --------------------------------------------------------------------   -----------
              ENERGY--2.5%
              --------------------------------------------------------------------
 1,000,000    Amoco Corp., Company Guarantee, 6.25%, 10/15/2004                          998,787
              --------------------------------------------------------------------   -----------
              FINANCE--5.2%
              --------------------------------------------------------------------
 1,000,000    General Motors Acceptance Corp., 6.625%, 10/1/2002                       1,015,704
              --------------------------------------------------------------------
 1,000,000    Ford Motor Credit Corp., 8.20%, 2/15/2002                                1,071,914
              --------------------------------------------------------------------   -----------
              Total                                                                    2,087,618
              --------------------------------------------------------------------   -----------
              FINANCIAL SERVICES--2.6%
              --------------------------------------------------------------------
 1,000,000    Merrill Lynch & Co., Inc., 8.375%, 2/9/2000                              1,049,233
              --------------------------------------------------------------------   -----------
              RETAIL--1.3%
              --------------------------------------------------------------------
   500,000    Dillard Department Stores, Inc., 7.375%, 6/15/1999                         510,153
              --------------------------------------------------------------------   -----------
              TRANSPORTATION--1.2%
              --------------------------------------------------------------------
   500,000    Norfolk & Western Railroad Co., Equip. Trust, 8.75%, 2/1/1998              503,493
              --------------------------------------------------------------------   -----------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $7,510,049)                       7,729,475
              --------------------------------------------------------------------   -----------
U.S. TREASURY OBLIGATIONS--76.9%
----------------------------------------------------------------------------------
              U.S. TREASURY BILL--2.4%
              --------------------------------------------------------------------
 1,000,000    5/28/1998                                                                  970,931
              --------------------------------------------------------------------   -----------
              U.S. TREASURY NOTES--74.5%
              --------------------------------------------------------------------
 1,000,000    8.00%, 8/15/1999                                                         1,039,688
              --------------------------------------------------------------------
 1,000,000    7.75%, 2/15/2001                                                         1,060,001
              --------------------------------------------------------------------
 1,000,000    7.50%, 11/15/2001                                                        1,062,188
              --------------------------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT
OR SHARES                                                                               VALUE
----------    --------------------------------------------------------------------   -----------
U.S. TREASURY OBLIGATIONS--CONTINUED
----------------------------------------------------------------------------------
              U.S. TREASURY NOTES--CONTINUED
              --------------------------------------------------------------------
$1,000,000    7.50%, 10/31/1999                                                      $ 1,034,688
              --------------------------------------------------------------------
 1,000,000    7.25%, 5/15/2004                                                         1,076,251
              --------------------------------------------------------------------
 1,000,000    7.125%, 2/29/2000                                                        1,031,251
              --------------------------------------------------------------------
 1,000,000    7.125%, 10/15/1998                                                       1,014,688
              --------------------------------------------------------------------
 1,000,000    7.00%, 4/15/1999                                                         1,019,063
              --------------------------------------------------------------------
 1,500,000    6.875%, 3/31/2000                                                        1,540,314
              --------------------------------------------------------------------
 1,500,000    6.75%, 6/30/1999                                                         1,526,720
              --------------------------------------------------------------------
 1,000,000    6.625%, 4/30/2002                                                        1,033,751
              --------------------------------------------------------------------
 1,000,000    6.50%, 10/15/2006                                                        1,040,313
              --------------------------------------------------------------------
 1,000,000    6.50%, 5/31/2002                                                         1,029,063
              --------------------------------------------------------------------
 1,500,000    6.50%, 8/31/2001                                                         1,538,439
              --------------------------------------------------------------------
 2,000,000    6.375%, 3/31/2001                                                        2,039,376
              --------------------------------------------------------------------
 1,500,000    6.375%, 5/15/2000                                                        1,524,845
              --------------------------------------------------------------------
 2,000,000    6.375%, 1/15/2000                                                        2,031,252
              --------------------------------------------------------------------
 2,000,000    6.375%, 5/15/1999                                                        2,021,876
              --------------------------------------------------------------------
 3,000,000    6.375%, 1/15/1999                                                        3,027,189
              --------------------------------------------------------------------
 1,000,000    6.25%, 2/15/2007                                                         1,025,001
              --------------------------------------------------------------------
 1,250,000    6.25%, 8/31/2000                                                         1,267,970
              --------------------------------------------------------------------
 1,000,000    6.125%, 8/15/2007                                                        1,022,188
              --------------------------------------------------------------------   -----------
              Total                                                                   30,006,115
              --------------------------------------------------------------------   -----------
              TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $30,578,294)           30,977,046
              --------------------------------------------------------------------   -----------
MUTUAL FUND SHARES--2.5%
----------------------------------------------------------------------------------
 1,006,078    AIM Short-Term Investment Company Prime Portfolio
              (AT NET ASSET VALUE)                                                     1,006,078
              --------------------------------------------------------------------   -----------
              TOTAL INVESTMENTS (IDENTIFIED COST $39,094,421)(A)                     $39,712,599
              --------------------------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $39,094,421. The net unrealized appreciation of investments on a federal tax basis amounts to $618,178 which is comprised of $635,026 appreciation and $16,848 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($40,290,442) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST VULCAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           TREASURY
                                                          OBLIGATIONS
                                                         MONEY MARKET          BOND            STOCK           INCOME
                                                             FUND              FUND             FUND            FUND
                                                         -------------     ------------     ------------     -----------
ASSETS:
-----------------------------------------------------
Investments in repurchase agreements                     $267,573,000      $         --     $  5,000,000     $        --
-----------------------------------------------------
Investments in securities                                 212,824,113        98,969,381      325,966,872      39,712,599
-----------------------------------------------------    ------------       -----------      -----------     ----------
    Total investments in securities, at value            $480,397,113      $ 98,969,381     $330,966,872     $39,712,599
-----------------------------------------------------    ------------       -----------      -----------     ----------
Cash                                                              648                --               --              --
-----------------------------------------------------
Income receivable                                             880,302         1,832,115          467,419         657,664
-----------------------------------------------------
Receivable for investments sold                            39,935,906                --               --              --
-----------------------------------------------------
Receivable for shares sold                                         --                --          137,929              --
-----------------------------------------------------    ------------       -----------      -----------     ----------
    Total assets                                          521,213,969       100,801,496      331,572,220      40,370,263
-----------------------------------------------------    ------------       -----------      -----------     ----------
LIABILITIES:
-----------------------------------------------------
Payable for investments purchased                          39,540,444                --        4,340,652              --
-----------------------------------------------------
Payable for shares redeemed                                        --                --               --              --
-----------------------------------------------------
Payable to bank                                                    --                --           43,816          54,329
-----------------------------------------------------
Income distribution payable                                 2,038,323                --               --              --
-----------------------------------------------------
Accrued expenses                                               78,095            35,927           91,612          25,492
-----------------------------------------------------    ------------       -----------      -----------     ----------
    Total liabilities                                      41,656,862            35,927        4,476,080          79,821
-----------------------------------------------------    ------------       -----------      -----------     ----------
NET ASSETS CONSIST OF:
-----------------------------------------------------
Paid-in capital                                           479,557,107        97,089,943      218,716,396      41,389,482
-----------------------------------------------------
Net unrealized appreciation (depreciation) of
investments                                                        --         3,693,113       70,857,055         618,178
-----------------------------------------------------
Accumulated net realized gain (loss) on investments                --          (100,333)      37,366,105      (1,770,324)
-----------------------------------------------------
Undistributed net investment income                                --            82,846          156,584          53,106
-----------------------------------------------------    ------------       -----------      -----------     ----------
    Total Net Assets                                     $479,557,107      $100,765,569     $327,096,140     $40,290,442
-----------------------------------------------------    ------------       -----------      -----------     ----------
Shares outstanding                                        479,557,107         9,711,138       18,343,433       4,097,083
-----------------------------------------------------    ------------       -----------      -----------     ----------
NET ASSET VALUE PER SHARE:
(Net Assets / Shares Outstanding)                        $       1.00      $      10.38     $      17.83     $      9.83
-----------------------------------------------------    ------------       -----------      -----------     ----------
Offering Price Per Share(a)                                        --             10.76(b)         18.67(c)  $     10.19(b)
-----------------------------------------------------    ------------       -----------      -----------     ----------
Redemption Proceeds Per Share(a)                         $         --      $      10.28(d)  $      17.65(d)  $      9.73(d)
-----------------------------------------------------    ------------       -----------      -----------      ----------
Investments, at identified cost                           480,397,113        95,276,268      260,109,817     $39,094,422
-----------------------------------------------------    ------------       -----------      -----------      ----------
Investments, at tax cost                                  480,397,113        95,276,268      260,109,817     $39,094,422
-----------------------------------------------------    ------------       -----------      -----------      ----------

(a) See "How to Purchase, Exchange and Redeem Shares" in the Prospectus.

(b) Computation of offering price: 100/96.5 of net asset value.

(c) Computation of offering price: 100/95.5 of net asset value.

(d) Computation of redemption proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST VULCAN FUNDS

STATEMENTS OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                    TREASURY
                                   OBLIGATIONS
                                                            MONEY MARKET         BOND           STOCK          INCOME
                                                                FUND             FUND           FUND            FUND
                                                            -------------     ----------     -----------     ----------
INVESTMENT INCOME:
--------------------------------------------------------
Dividends                                                    $        --      $       --     $ 2,506,090     $       --
--------------------------------------------------------
Interest                                                      13,317,215       3,132,812         493,315      1,276,592
--------------------------------------------------------     -----------        --------      ----------       --------
    Total income                                              13,317,215       3,132,812       2,999,405      1,276,592
--------------------------------------------------------     -----------        --------      ----------       --------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                        1,204,853         284,008       1,184,793        116,873
--------------------------------------------------------
Administrative personnel and services fee                        278,531          54,717         182,590         50,410
--------------------------------------------------------
Custodian fees                                                    29,456           5,599          18,846          4,091
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses          13,307          16,567          30,875         16,367
--------------------------------------------------------
Directors'/Trustees' fees                                          7,121           1,765           5,459            533
--------------------------------------------------------
Auditing fees                                                      4,819           5,565           5,349          3,700
--------------------------------------------------------
Legal fees                                                         5,970             473           4,989            727
--------------------------------------------------------
Portfolio accounting fees                                         43,573          22,477          52,012         24,651
--------------------------------------------------------
Share registration costs                                          15,932           7,662          10,137         10,045
--------------------------------------------------------
Printing and postage                                               7,229           5,721           8,649          5,994
--------------------------------------------------------
Insurance premiums                                                 3,039           2,137           3,299          1,949
--------------------------------------------------------
Miscellaneous                                                      3,039           1,778           6,599          2,336
--------------------------------------------------------     -----------        --------      ----------       --------
    Total expenses                                             1,616,869         408,469       1,513,597        237,676
--------------------------------------------------------     -----------        --------      ----------       --------
Waivers--
--------------------------------------------------------
Waiver of investment advisory fee                               (464,138)         (5,747)        (10,794)       (58,436)
--------------------------------------------------------
Waiver of administrative personnel and services fee                   --              --              --        (27,891)
--------------------------------------------------------       ---------      ----------        --------       --------
    Total waivers                                               (464,138)         (5,747)        (10,794)       (86,327)
--------------------------------------------------------       ---------      ----------        --------       --------
        Net expenses                                           1,152,731         402,722       1,502,803        151,349
--------------------------------------------------------       ---------      ----------        --------       --------
            Net investment income                             12,164,484       2,730,090       1,496,602      1,125,243
--------------------------------------------------------     -----------        --------      ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------
Net realized gain (loss) on investments                               --         901,078      23,674,204         15,810
--------------------------------------------------------
Change in unrealized appreciation of investments                      --       3,124,160      10,332,328        566,817
--------------------------------------------------------     -----------        --------      ----------       --------
    Net realized and unrealized gain on investments                   --       4,025,238      34,006,532        582,627
--------------------------------------------------------     -----------        --------      ----------       --------
        Change in net assets resulting from operations       $12,164,484      $6,755,328     $35,503,134     $1,707,870
--------------------------------------------------------     -----------        --------      ----------       --------

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST VULCAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            TREASURY OBLIGATIONS
                                                                              MONEY MARKET FUND
                                                                     -----------------------------------
                                                                        SIX MONTHS
                                                                          ENDED
                                                                       (UNAUDITED)         YEAR ENDED
                                                                     OCTOBER 31, 1997    APRIL 30, 1997
------------------------------------------------------------------   ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------
Net investment income                                                 $   12,164,484     $    20,659,697
------------------------------------------------------------------
Net realized gain (loss) on investments                                           --                  --
------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments                                                                       --                  --
------------------------------------------------------------------    --------------     ---------------
    Change in net assets resulting from operations                        12,164,484          20,659,697
------------------------------------------------------------------    --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------
Distributions from net investment income                                 (12,164,484)        (20,659,697)
------------------------------------------------------------------
Distributions from net realized gain on investment transactions                   --                  --
------------------------------------------------------------------    --------------     ---------------
    Change in net assets from distributions to shareholders              (12,164,484)        (20,659,697)
------------------------------------------------------------------    --------------     ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------------
Proceeds from sale of shares                                             473,407,200       1,208,046,850
------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                       478,403             629,753
------------------------------------------------------------------
Cost of shares redeemed                                                 (518,790,565)     (1,129,943,491)
------------------------------------------------------------------    --------------     ---------------
    Change in net assets resulting from share transactions               (44,904,962)         78,733,112
------------------------------------------------------------------    --------------     ---------------
         Change in net assets                                            (44,904,962)         78,733,112
------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------
Beginning of period                                                      524,462,069         445,728,957
------------------------------------------------------------------    --------------     ---------------
End of period                                                         $  479,557,107     $   524,462,069
------------------------------------------------------------------    --------------     ---------------
Undistributed net investment income included in net assets at the
end of the period                                                     $           --     $            --
------------------------------------------------------------------    --------------     ---------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------

            BOND FUND                             STOCK FUND                           INCOME FUND
----------------------------------    ----------------------------------    ----------------------------------
   SIX MONTHS                            SIX MONTHS                            SIX MONTHS
     ENDED                                 ENDED                                 ENDED
  (UNAUDITED)         YEAR ENDED        (UNAUDITED)         YEAR ENDED        (UNAUDITED)         YEAR ENDED
OCTOBER 31, 1997    APRIL 30, 1997    OCTOBER 31, 1997    APRIL 30, 1997    OCTOBER 31, 1997    APRIL 30, 1997
----------------    --------------    ----------------    --------------    ----------------    --------------
  $  2,730,090       $  5,442,465       $  1,496,602       $  3,102,284       $  1,125,243       $  2,315,970
       901,078            (15,674)        23,674,204         19,606,552             15,810         (1,685,387)
     3,124,160           (288,699)        10,332,328         20,216,321            566,817          1,220,369
--------------      -------------     --------------      -------------      -------------      -------------
     6,755,328          5,138,092         35,503,134         42,925,157          1,707,870          1,850,952
--------------      -------------     --------------      -------------      -------------      -------------
    (2,758,341)        (5,678,876)        (1,432,012)        (3,209,583)        (1,116,220)        (2,329,572)
            --                 --                 --        (17,630,011)                --                 --
--------------      -------------     --------------      -------------      -------------      -------------
    (2,758,341)        (5,678,876)        (1,432,012)       (20,839,594)        (1,116,220)        (2,329,572)
--------------      -------------     --------------      -------------      -------------      -------------
    14,104,250         32,302,907         37,092,177         58,030,705          5,061,998         10,063,184
        12,839             28,092          1,264,260         16,925,121                 --                 --
    (8,533,080)       (23,862,729)       (17,996,145)       (28,797,907)        (3,960,808)       (49,133,533)
--------------      -------------     --------------      -------------      -------------      -------------
     5,584,009          8,468,270         20,360,292         46,157,919          1,101,190        (39,070,349)
--------------      -------------     --------------      -------------      -------------      -------------
     9,580,996          7,927,486         54,431,414         68,243,482          1,692,840        (39,548,969)
    91,184,573         83,257,087        272,664,726        204,421,244         38,597,602         78,146,571
--------------      -------------     --------------      -------------      -------------      -------------
  $100,765,569       $ 91,184,573       $327,096,140       $272,664,726       $ 40,290,442       $ 38,597,602
--------------      -------------     --------------      -------------      -------------      -------------
  $     82,846       $    111,097       $    156,584       $     91,994       $     53,106       $     44,083
--------------      -------------     --------------      -------------      -------------      -------------

SOUTHTRUST VULCAN FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               DISTRIBUTIONS
                 NET ASSET                   NET REALIZED                    DISTRIBUTIONS        FROM NET
                  VALUE,         NET        AND UNREALIZED    TOTAL FROM        FROM NET          REALIZED
  YEAR ENDED     BEGINNING    INVESTMENT    GAIN/(LOSS) ON    INVESTMENT       INVESTMENT         GAIN ON            TOTAL
  APRIL 30,      OF PERIOD      INCOME       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
TREASURY OBLIGATIONS MONEY MARKET FUND
1993(a)           $  1.00         0.03              --            0.03            (0.03)               --             (0.03)
1994              $  1.00         0.03              --            0.03            (0.03)               --             (0.03)
1995              $  1.00         0.05              --            0.05            (0.05)               --             (0.05)
1996              $  1.00         0.05              --            0.05            (0.05)               --             (0.05)
1997              $  1.00         0.05              --            0.05            (0.05)               --             (0.05)
1998(b)           $  1.00         0.03              --            0.03            (0.03)               --             (0.03)
BOND FUND
1993(a)           $ 10.00         0.66            0.69            1.35            (0.62)            (0.02)            (0.64)
1994              $ 10.71         0.63           (0.58)           0.05            (0.65)            (0.07)            (0.72)
1995              $ 10.04         0.61           (0.09)           0.52            (0.61)               --             (0.61)
1996              $  9.95         0.59            0.03            0.62            (0.56)               --             (0.56)
1997              $ 10.01         0.61           (0.03)           0.58            (0.64)               --             (0.64)
1998(b)           $  9.95         0.30            0.43            0.73            (0.30)               --             (0.30)
STOCK FUND
1993(a)           $ 10.00         0.19            0.35            0.54            (0.18)               --             (0.18)
1994              $ 10.36         0.19           (0.28)          (0.09)           (0.19)               --             (0.19)
1995              $ 10.08         0.20            1.43            1.63            (0.20)               --             (0.20)
1996              $ 11.51         0.23            3.33            3.56            (0.23)            (0.44)            (0.67)
1997              $ 14.40         0.20            2.59            2.79            (0.21)            (1.17)            (1.38)
1998(b)           $ 15.81         0.08            2.02            2.10            (0.08)               --             (0.08)
INCOME FUND
1996(f)           $ 10.00         0.16           (0.25)          (0.09)           (0.14)               --             (0.14)
1997              $  9.77         0.56           (0.09)           0.47            (0.56)               --             (0.56)
1998(b)           $  9.68         0.28            0.15            0.43            (0.28)               --             (0.28)

(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.

(b) Six months ended October 31, 1997 (unaudited).

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Computed on an annualized basis.

(f) Reflects operations for the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(g) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

--------------------------------------------------------------------------------

                                        RATIOS TO AVERAGE NET ASSETS
                                --------------------------------------------
  NET ASSET                                     NET                               NET ASSETS,      PORTFOLIO       AVERAGE
   VALUE,           TOTAL                    INVESTMENT     EXPENSE WAIVER/      END OF PERIOD     TURNOVER      COMMISSION
END OF PERIOD     RETURN(C)     EXPENSES       INCOME       REIMBURSEMENT(D)     (000 OMITTED)       RATE       RATE PAID(G)
   ----------------------------------------------------------------------------------------------------------------
   $  1.00            2.93%        0.39%(e)      2.93%(e)          0.36%(e)        $ 194,771           --               --
   $  1.00            2.83%        0.40%         2.81%             0.33%           $ 278,924           --               --
   $  1.00            4.62%        0.43%         4.56%             0.30%           $ 314,200           --               --
   $  1.00            5.26%        0.48%         5.11%             0.22%           $ 445,729           --               --
   $  1.00            4.88%        0.51%         4.78%             0.20%           $ 524,462           --               --
   $  1.00            2.56%        0.48%(e)      5.05%(e)          0.19%(e)        $ 479,557           --               --
   $ 10.71           13.44%        0.39%(e)      6.53%(e)          0.59%(e)        $  25,989           19%              --
   $ 10.04            0.33%        0.51%         5.97%             0.58%           $  32,767            6%              --
   $  9.95            5.41%        0.75%         6.29%             0.28%           $  76,409           48%              --
   $ 10.01            6.78%        0.87%         6.28%             0.08%           $  83,257           28%              --
   $  9.95            5.98%        0.86%         6.18%             0.05%           $  91,185           63%              --
   $ 10.38            7.41%        0.85%(e)      5.77%(e)          0.01%(e)        $ 100,766           59%              --
   $ 10.36            5.54%        0.39%(e)      1.91%(e)          0.74%(e)        $  30,935           34%              --
   $ 10.08           (0.90%)       0.48%         1.82%             0.69%           $  37,114           46%              --
   $ 11.51           16.36%        0.74%         1.95%             0.39%           $ 138,281           57%              --
   $ 14.40           31.51%        0.87%         1.75%             0.11%           $ 204,421           39%         $0.0747
   $ 15.81           19.99%        0.94%         1.33%             0.03%           $ 272,665           27%         $0.0747
   $ 17.83           13.29%        0.95%(e)      0.95%(e)          0.01%(e)        $ 327,096           33%         $0.0587
   $  9.77           (0.93%)       0.85%(e)      5.30%(e)          0.05%(e)        $  78,147           61%              --
   $  9.68            4.90%        0.92%         5.59%             0.32%           $  38,598          112%              --
   $  9.83            4.52%        0.78%(e)      5.78%(e)          0.44%(e)        $  40,290           66%              --

SOUTHTRUST VULCAN FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

SouthTrust Vulcan Funds (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company consists of four portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

---------------------------------------------------------------------------------------------
                                                INVESTMENT OBJECTIVE
PORTFOLIO NAME
---------------------------------------------------------------------------------------------
  Treasury Obligations Money                    To provide as high a level of current
  Market Fund ("Treasury Obligations")          interest income as is consistent with
                     maintaining liquidity and stability of
                                   principal.
---------------------------------------------------------------------------------------------
  Bond Fund ("Bond")                            To provide a level of total return consistent
                                                with a portfolio of high-quality debt
                                                securities.
---------------------------------------------------------------------------------------------
  Stock                                         Fund ("Stock") To provide
                                                long-term capital appreciation,
                                                with income a secondary
                                                consideration.
---------------------------------------------------------------------------------------------
  Income Fund ("Income")                        To provide current income.
---------------------------------------------------------------------------------------------

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. For Treasury Obligations, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturi-

SOUTHTRUST VULCAN FUNDS
--------------------------------------------------------------------------------

     ties of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1997, the Company, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

     Pursuant to the Code, such capital loss carryforward will expire as follows:

                                                       EXPIRATION YEAR
                                              ----------------------------------      TOTAL TAX LOSS
                     FUND                       2003        2004         2005          CARRYFORWARD
    ---------------------------------------   --------    --------    ----------    -------------------
    Bond Fund                                 $225,282    $734,054            --        $   959,336
    ---------------------------------------
    Income Fund                                     --          --    $1,561,092        $ 1,561,092
    ---------------------------------------

SOUTHTRUST VULCAN FUNDS
--------------------------------------------------------------------------------

     Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1996 are treated as arising on May 1, 1997, the first day of the Funds' next taxable year.

                                 FUND                                 TOTAL TAX LOSS PUSHFORWARD
    --------------------------------------------------------------   ----------------------------
    Bond Fund                                                                  $ 24,118
    --------------------------------------------------------------
    Income Fund                                                                $225,042
    --------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001). Transactions in shares were as follows:

                                           TREASURY OBLIGATIONS                            BOND
                                   ------------------------------------    ------------------------------------
                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                   OCTOBER 31, 1997     APRIL 30, 1997     OCTOBER 31, 1997     APRIL 30, 1997
--------------------------------   -----------------    ---------------    -----------------    ---------------
Shares sold                            473,407,200        1,208,046,850        1,387,699            3,223,005
--------------------------------
Shares issued to shareholders in
payment of distributions
declared                                   478,403              629,753            1,263                2,805
--------------------------------
Shares redeemed                       (518,790,565)      (1,129,943,491)        (843,840)          (2,374,300)
--------------------------------   ---------------      ---------------    --------------       -------------
  Net change resulting from
  share transactions                   (44,904,962)          78,733,112          545,122              851,510
--------------------------------   ---------------      ---------------    --------------       -------------

SOUTHTRUST VULCAN FUNDS
--------------------------------------------------------------------------------

                                                  STOCK                                   INCOME
                                   ------------------------------------    ------------------------------------
                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                   OCTOBER 31, 1997     APRIL 30, 1997     OCTOBER 31, 1997     APRIL 30, 1997
--------------------------------   -----------------    ---------------    -----------------    ---------------
Shares sold                              2,055,291            3,804,196          517,424            1,031,600
--------------------------------
Shares issued to shareholders in
payment of distributions
declared                                    69,526            1,120,754               --                   --
--------------------------------
Shares redeemed                         (1,025,610)          (1,875,843)        (405,815)          (5,045,822)
--------------------------------     -------------          -----------    -------------        -------------
  Net change resulting from
  share transactions                     1,099,207            3,049,107          111,609           (4,014,222)
--------------------------------     -------------          -----------    -------------        -------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--SouthTrust Bank, N.A., the Company's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to the percentage of each Fund's average daily net assets as shown below. The Adviser may voluntarily choose to waive all or a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                                                                                      ANNUAL
FUND                                                                                   RATE
-----------------------------------------------------------------------------------   -------
Treasury Obligations                                                                   0.50%
-----------------------------------------------------------------------------------
Bond                                                                                   0.60%
-----------------------------------------------------------------------------------
Stock                                                                                  0.75%
-----------------------------------------------------------------------------------
Income                                                                                 0.60%
-----------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Company with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Company for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Company's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

SOUTHTRUST VULCAN FUNDS
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1997, were as follows:

FUND                                                                  PURCHASES         SALES
------------------------------------------------------------------   ------------    -----------
Bond                                                                 $ 61,110,117    $54,696,624
------------------------------------------------------------------   ------------    -----------
Stock                                                                $117,678,828    $95,802,439
------------------------------------------------------------------   ------------    -----------
Income                                                               $ 24,999,190    $23,897,901
------------------------------------------------------------------   ------------    -----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
Charles G. Brown, III                           William O. Vann
Russell W. Chambliss                            Chairman
Thomas M. Grady                                 Edward C. Gonzales
Thomas L. Merrill, Sr.                          President and Treasurer
William O. Vann                                 C. Christine Thomson
                     Vice President and Assistant Treasurer
                                                Peter J. Germain
                                                Secretary
                                                C. Todd Gibson
                                                Assistant Secretary

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Company's prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

Cusip 844734202

Cusip 844734301

Investment Adviser:
Cusip 844734103
LOGO
Cusip 844734400

National Association                                          3110408 (12/97)